UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23919

Variable Insurance Products Fund VI

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.52%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%
What did the Fund invest in?
(as of June 30, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 98.3
Domestic Equity Funds - 1.0
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Alphabet Inc Class A	5.9
Microsoft Corp	4.6
Amazon.com Inc	3.8
Broadcom Inc	2.9
Micron Technology Inc	2.1
Meta Platforms Inc Class A	2.0
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.8
39.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919593.101    7582-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Service Class

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 32	0.62%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%
What did the Fund invest in?
(as of June 30, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 98.3
Domestic Equity Funds - 1.0
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Alphabet Inc Class A	5.9
Microsoft Corp	4.6
Amazon.com Inc	3.8
Broadcom Inc	2.9
Micron Technology Inc	2.1
Meta Platforms Inc Class A	2.0
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.8
39.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919595.101    7583-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.77%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%
What did the Fund invest in?
(as of June 30, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 98.3
Domestic Equity Funds - 1.0
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Alphabet Inc Class A	5.9
Microsoft Corp	4.6
Amazon.com Inc	3.8
Broadcom Inc	2.9
Micron Technology Inc	2.1
Meta Platforms Inc Class A	2.0
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.8
39.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919597.101    7584-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
VIP Hedged Equity Portfolio VIP Hedged Equity Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Hedged Equity Portfolio for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 28	0.55%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$17,560,069
Number of Holdings	462
Portfolio Turnover	131%
What did the Fund invest in?
(as of June 30, 2026)
DERIVATIVE EXPOSURE (% of Fund's net assets)
Options	0.8

ASSET ALLOCATION (% of Fund's total exposure)

Common Stocks - 98.3
Domestic Equity Funds - 1.0
Options - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.6
Apple Inc	6.7
Alphabet Inc Class A	5.9
Microsoft Corp	4.6
Amazon.com Inc	3.8
Broadcom Inc	2.9
Micron Technology Inc	2.1
Meta Platforms Inc Class A	2.0
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.8
39.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919591.101    7585-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

VIP Hedged Equity Portfolio

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Hedged Equity Portfolio
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	121	9,788
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16	5,070
BRAZIL - 0.0%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (a)	462	6,172
Capital Markets - 0.0%
XP Inc Class A	85	1,382
TOTAL BRAZIL		7,554
CANADA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	129	9,354
Financials - 0.2%
Capital Markets - 0.2%
Brookfield Asset Management Ltd Class A (United States)	390	17,492
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	39	4,541
TOTAL CANADA		31,387
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (a)	63	2,132
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	64	2,754
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (a)	52	3,620
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	347	6,027
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	84	14,638
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	39	4,531
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (a)	6	3,372
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	114	7,558
UNITED STATES - 97.8%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.5%
AT&T Inc	3,564	73,775
Space Exploration Technologies Corp Class A	86	14,694
		88,469
Entertainment - 0.8%
Liberty Media Corp-Liberty Formula One Class A (a)	95	8,316
Netflix Inc (a)	1,432	102,245
ROBLOX Corp Class A (a)	92	5,003
Roku Inc Class A (a)	54	7,460
Spotify Technology SA (a)	14	6,428
Warner Music Group Corp Class A	90	2,436
		131,888
Interactive Media & Services - 7.9%
Alphabet Inc Class A	2,895	1,034,586
Meta Platforms Inc Class A	620	349,240
Pinterest Inc Class A (a)	72	1,514
		1,385,340
Media - 0.1%
Charter Communications Inc Class A (a)	60	8,533
New York Times Co/The Class A	85	5,948
Nexstar Media Group Inc	15	2,679
Paramount Skydance Corp Class B	541	5,334
Sirius XM Holdings Inc	115	3,397
		25,891
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	421	70,614
TOTAL COMMUNICATION SERVICES		1,702,202
Consumer Discretionary - 8.7%
Automobile Components - 0.1%
BorgWarner Inc	116	7,703
Lear Corp	19	2,547
		10,250
Automobiles - 1.9%
Rivian Automotive Inc Class A (a)	114	1,978
Tesla Inc (a)	790	332,274
		334,252
Broadline Retail - 3.8%
Amazon.com Inc (a)	2,783	663,300
Dillard's Inc Class A	5	2,642
Macy's Inc	127	2,991
		668,933
Distributors - 0.0%
LKQ Corp	94	2,475
Pool Corp	16	3,438
		5,913
Diversified Consumer Services - 0.1%
ADT Inc	800	5,200
Liberty Live Holdings Inc Class C	33	3,486
Service Corp International/US	80	6,077
		14,763
Hotels, Restaurants & Leisure - 1.5%
Aramark	101	5,747
Boyd Gaming Corp	41	3,622
Caesars Entertainment Inc (a)	123	3,712
Cava Group Inc (a)	16	1,255
Churchill Downs Inc	18	1,613
DraftKings Inc Class A (a)	114	2,880
Flutter Entertainment PLC (a)	67	6,845
Hilton Worldwide Holdings Inc	208	68,736
Hyatt Hotels Corp Class A	62	12,018
Las Vegas Sands Corp	279	12,887
McDonald's Corp	383	103,529
Planet Fitness Inc Class A (a)	23	1,199
Texas Roadhouse Inc	26	5,024
Vail Resorts Inc	25	3,404
Viking Holdings Ltd (a)	189	19,783
Wyndham Hotels & Resorts Inc	50	4,211
		256,465
Household Durables - 0.2%
Mohawk Industries Inc (a)	64	7,765
SharkNinja Inc (a)	18	2,741
Somnigroup International Inc	115	9,016
Toll Brothers Inc	44	7,249
TopBuild Corp (a)	8	2,836
Whirlpool Corp	48	1,892
		31,499
Leisure Products - 0.0%
Brunswick Corp/DE	44	3,707
Mattel Inc (a)	107	1,485
Polaris Inc	45	3,080
		8,272
Specialty Retail - 1.1%
AutoNation Inc (a)	41	7,617
Bath & Body Works Inc	90	2,082
Burlington Stores Inc (a)	21	6,653
CarMax Inc (a)	48	2,539
Chewy Inc Class A (a)	140	2,751
Dick's Sporting Goods Inc	30	6,804
Five Below Inc (a)	11	1,978
Floor & Decor Holdings Inc Class A (a)	74	4,393
Gap Inc/The	102	1,905
Lithia Motors Inc	16	4,648
Lowe's Cos Inc	384	84,669
Murphy USA Inc	4	2,155
Penske Automotive Group Inc	72	12,884
Ross Stores Inc	244	51,935
Valvoline Inc (a)	119	4,705
		197,718
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp	31	2,302
VF Corp	162	2,702
		5,004
TOTAL CONSUMER DISCRETIONARY		1,533,069
Consumer Staples - 4.4%
Beverages - 0.1%
Brown-Forman Corp Class B	342	9,114
Coca-Cola Consolidated Inc	17	3,246
Molson Coors Beverage Co Class B	321	12,506
Primo Brands Corp Class A	50	1,222
		26,088
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	149	139,385
Performance Food Group Co (a)	30	3,354
US Foods Holding Corp (a)	48	4,908
Walmart Inc	1,493	169,097
		316,744
Food Products - 0.7%
Campbell's Company/The	349	7,772
General Mills Inc	1,055	36,714
Hormel Foods Corp	700	17,374
Ingredion Inc	34	3,220
JBS NV Class A	417	4,941
Kraft Heinz Co/The	1,645	38,856
Pilgrim's Pride Corp	73	2,052
Smithfield Foods Inc	144	3,493
		114,422
Household Products - 0.8%
Procter & Gamble Co/The	948	139,015
Tobacco - 1.0%
Altria Group Inc	1,143	82,239
Philip Morris International Inc	539	97,510
		179,749
TOTAL CONSUMER STAPLES		776,018
Energy - 2.6%
Energy Equipment & Services - 0.2%
Halliburton Co	970	32,932
NOV Inc	154	2,856
		35,788
Oil, Gas & Consumable Fuels - 2.4%
Antero Midstream Corp	228	5,187
Antero Resources Corp (a)	116	4,076
Cheniere Energy Inc	62	14,819
Chevron Corp	625	103,600
Devon Energy Corp	1,064	43,964
DT Midstream Inc	45	6,603
Exxon Mobil Corp	1,337	182,795
HF Sinclair Corp	75	5,224
Occidental Petroleum Corp	744	36,136
Ovintiv Inc	147	7,740
Permian Resources Holdings Inc/DE Class A	223	4,105
Viper Energy Inc Class A	75	3,180
		417,429
TOTAL ENERGY		453,217
Financials - 11.6%
Banks - 3.1%
Bank of America Corp	2,603	148,319
East West Bancorp Inc	95	12,264
Fifth Third Bancorp	1,148	64,713
First Citizens BancShares Inc/NC Class A	4	8,323
First Horizon Corp	320	8,205
JPMorgan Chase & Co	875	286,414
Pinnacle Financial Partners Inc	80	8,070
Zions Bancorp NA	49	3,390
		539,698
Capital Markets - 2.2%
Affiliated Managers Group Inc	21	7,106
Blue Owl Capital Inc Class A	339	2,966
Carlyle Group Inc/The	236	9,938
Charles Schwab Corp/The	980	90,426
Coinbase Global Inc Class A (a)	94	13,742
Evercore Inc Class A	24	8,195
Franklin Resources Inc	606	20,162
Hamilton Lane Inc Class A	22	1,734
Houlihan Lokey Inc Class A	57	7,645
Invesco Ltd	678	17,892
Janus Henderson Group PLC	112	5,818
Jefferies Financial Group Inc	85	4,248
Lazard Inc	79	3,313
LPL Financial Holdings Inc	19	5,352
MarketAxess Holdings Inc	20	2,270
Morningstar Inc	23	3,588
Nasdaq Inc	483	38,070
SEI Investments Co	114	9,999
State Street Corp	368	62,413
Stifel Financial Corp	145	10,117
T Rowe Price Group Inc	382	43,430
TPG Inc Class A	117	4,744
Tradeweb Markets Inc Class A	62	6,179
		379,347
Consumer Finance - 0.2%
Ally Financial Inc	312	14,336
Credit Acceptance Corp (a)	5	3,184
OneMain Holdings Inc	83	5,061
SLM Corp	70	1,815
SoFi Technologies Inc Class A (a)	203	3,640
		28,036
Financial Services - 4.2%
Affirm Holdings Inc Class A (a)	29	2,365
Berkshire Hathaway Inc Class B (a)	595	297,733
Corebridge Financial Inc	248	7,100
Equitable Holdings Inc	344	15,095
Fiserv Inc (a)	527	25,849
Mastercard Inc Class A	317	162,811
MGIC Investment Corp	134	3,779
Rocket Cos Inc Class A (a)	174	2,741
Toast Inc Class A (a)	152	4,229
Visa Inc Class A	596	204,482
Voya Financial Inc	33	2,987
		729,171
Insurance - 1.9%
American Financial Group Inc/OH	27	3,778
CNA Financial Corp	159	7,729
Fidelity National Financial Inc	80	3,773
Hanover Insurance Group Inc/The	17	3,640
Hartford Insurance Group Inc/The	459	60,827
Loews Corp	437	49,473
Markel Group Inc (a)	7	13,671
Marsh & McLennan Cos Inc	438	73,001
MetLife Inc	749	63,373
Old Republic International Corp	187	7,652
Prudential Financial Inc	414	44,683
Reinsurance Group of America Inc	14	2,977
		334,577
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp	330	3,597
Annaly Capital Management Inc	466	10,420
Rithm Capital Corp	370	3,474
Starwood Property Trust Inc	443	7,256
		24,747
TOTAL FINANCIALS		2,035,576
Health Care - 8.4%
Biotechnology - 1.7%
AbbVie Inc	611	153,752
Alnylam Pharmaceuticals Inc (a)	23	6,924
Arrowhead Pharmaceuticals Inc (a)	43	3,505
BioMarin Pharmaceutical Inc (a)	105	6,008
Bridgebio Pharma Inc (a)	48	3,575
Caris Life Sciences Inc (a)	61	1,086
Cytokinetics Inc (a)	40	3,408
Exelixis Inc (a)	107	5,822
Gilead Sciences Inc	556	70,245
Halozyme Therapeutics Inc (a)	50	3,914
Insmed Inc (a)	27	2,879
Ionis Pharmaceuticals Inc (a)	71	5,630
Natera Inc (a)	20	5,429
Neurocrine Biosciences Inc (a)	30	5,056
Revolution Medicines Inc (a)	12	2,246
Roivant Sciences Ltd (a)	215	7,609
United Therapeutics Corp (a)	13	7,044
		294,132
Health Care Equipment & Supplies - 1.3%
Baxter International Inc	526	11,214
Intuitive Surgical Inc (a)	172	68,401
Medline Inc Class A	90	3,550
Medtronic PLC	913	71,424
Stryker Corp	249	78,395
		232,984
Health Care Providers & Services - 1.4%
Cencora Inc	198	56,030
Encompass Health Corp	38	3,841
Ensign Group Inc/The	19	3,046
HCA Healthcare Inc	119	46,397
Molina Healthcare Inc (a)	21	4,803
Tenet Healthcare Corp (a)	26	4,864
UnitedHealth Group Inc	313	130,092
		249,073
Life Sciences Tools & Services - 0.8%
Avantor Inc (a)	162	1,604
Bio-Rad Laboratories Inc Class A (a)	4	1,174
Bruker Corp	45	2,708
Illumina Inc (a)	43	7,561
Medpace Holdings Inc (a)	11	5,825
Mettler-Toledo International Inc (a)	21	26,828
QIAGEN NV	88	3,441
Repligen Corp (a)	30	4,093
Thermo Fisher Scientific Inc	170	85,231
		138,465
Pharmaceuticals - 3.2%
Axsome Therapeutics Inc (a)	20	4,895
Corcept Therapeutics Inc (a)	22	1,913
Elanco Animal Health Inc (a)	266	6,546
Eli Lilly & Co	230	275,869
Jazz Pharmaceuticals PLC (a)	26	6,265
Johnson & Johnson	845	214,605
Royalty Pharma PLC Class A	303	16,989
Zoetis Inc Class A	367	26,373
		553,455
TOTAL HEALTH CARE		1,468,109
Industrials - 8.5%
Aerospace & Defense - 2.4%
AeroVironment Inc (a)	6	990
ATI Inc (a)	18	3,548
Boeing Co (a)	302	65,374
BWX Technologies Inc	30	5,840
Carpenter Technology Corp	6	3,701
Curtiss-Wright Corp	22	16,671
FTAI Aviation Ltd	11	2,976
GE Aerospace	384	143,513
General Dynamics Corp	185	65,534
HEICO Corp	48	17,097
Hexcel Corp	39	3,902
Kratos Defense & Security Solutions Inc (a)	22	1,097
Leonardo DRS Inc	72	3,072
Lockheed Martin Corp	130	66,230
Moog Inc Class A	8	3,391
Rocket Lab Corp (a)	28	2,846
StandardAero Inc (a)	92	2,752
Woodward Inc	17	7,232
		415,766
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	117	22,036
Expeditors International of Washington Inc	176	28,684
GXO Logistics Inc (a)	26	1,318
		52,038
Building Products - 0.5%
A O Smith Corp	357	22,391
Advanced Drainage Systems Inc	40	6,278
Armstrong World Industries Inc	16	2,567
Carlisle Cos Inc	19	6,892
Fortune Brands Innovations Inc	75	4,118
Masco Corp	364	29,619
Owens Corning	66	10,491
Simpson Manufacturing Co Inc	21	4,396
		86,752
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (a)	13	3,884
Republic Services Inc	290	61,793
Rollins Inc	448	18,700
Tetra Tech Inc	32	924
		85,301
Construction & Engineering - 0.2%
AECOM	44	3,071
API Group Corp (a)	152	6,438
Dycom Industries Inc (a)	7	3,539
IES Holdings Inc (a)	5	3,673
MasTec Inc (a)	38	15,811
Sterling Infrastructure Inc (a)	4	3,357
Valmont Industries Inc	9	5,198
		41,087
Electrical Equipment - 1.0%
Acuity Inc	6	2,260
Bloom Energy Corp Class A (a)	12	3,632
EnerSys	18	4,209
GE Vernova Inc	86	101,039
nVent Electric PLC	53	8,989
Regal Rexnord Corp	24	5,717
Sensata Technologies Holding PLC	80	3,819
Vertiv Holdings Co Class A	148	49,553
		179,218
Ground Transportation - 0.8%
JB Hunt Transport Services Inc	115	33,284
Knight-Swift Transportation Holdings Inc	159	12,381
Landstar System Inc	22	4,550
Ryder System Inc	28	7,386
Saia Inc (a)	11	4,633
Schneider National Inc Class B	111	4,055
U-Haul Holding Co Class N	39	2,250
Uber Technologies Inc (a)	820	59,172
XPO Inc (a)	32	6,569
		134,280
Machinery - 2.0%
AGCO Corp	52	6,224
Allison Transmission Holdings Inc	53	5,975
Caterpillar Inc	172	183,163
CNH Industrial NV Class A	1,338	15,026
Crane Co	18	4,015
Donaldson Co Inc	91	8,169
Dover Corp	236	52,930
Flowserve Corp	35	2,596
Graco Inc	201	15,198
ITT Inc	56	11,075
Lincoln Electric Holdings Inc	27	7,169
Middleby Corp/The (a)	20	3,440
Mueller Industries Inc	22	2,704
Oshkosh Corp	15	2,302
RBC Bearings Inc (a)	9	5,797
Terex Corp	44	3,185
Timken Co/The	27	3,924
Toro Co/The	82	7,988
Watts Water Technologies Inc Class A	13	5,089
		345,969
Marine Transportation - 0.0%
Kirby Corp (a)	18	2,446
Passenger Airlines - 0.3%
American Airlines Group Inc (a)	227	4,102
Delta Air Lines Inc	512	47,954
		52,056
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp Class A	34	2,063
CACI International Inc (a)	3	1,390
Paychex Inc	431	42,380
SS&C Technologies Holdings Inc	110	6,826
TransUnion	53	3,823
UL Solutions Inc Class A	37	3,769
		60,251
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	19	6,425
Core & Main Inc Class A (a)	31	1,496
Ferguson Enterprises Inc	65	15,426
Sunbelt Rentals Holdings Inc	70	5,237
Watsco Inc	17	7,084
Wesco International Inc	15	5,181
		40,849
TOTAL INDUSTRIALS		1,496,013
Information Technology - 37.6%
Communications Equipment - 1.4%
Arista Networks Inc (a)	388	65,913
Cisco Systems Inc	1,272	149,409
Lumentum Holdings Inc (a)	27	23,168
Ubiquiti Inc	4	2,136
Viavi Solutions Inc (a)	88	4,202
		244,828
Electronic Equipment, Instruments & Components - 1.0%
Advanced Energy Industries Inc	8	2,983
Amphenol Corp Class A	390	68,765
Arrow Electronics Inc (a)	20	4,268
Avnet Inc	38	3,375
Cognex Corp	54	3,911
Corning Inc	245	62,580
Ingram Micro Holding Corp	125	3,429
IPG Photonics Corp (a)	31	3,637
Littelfuse Inc	12	5,464
Ralliant Corp	47	3,461
TD SYNNEX Corp	22	5,881
TTM Technologies Inc (a)	18	3,366
		171,120
IT Services - 0.5%
Cloudflare Inc Class A (a)	13	3,189
IBM Corporation	280	78,739
MongoDB Inc Class A (a)	4	1,343
Okta Inc Class A (a)	10	1,364
Snowflake Inc (a)	11	2,800
Twilio Inc Class A (a)	26	5,365
		92,800
Semiconductors & Semiconductor Equipment - 18.9%
Advanced Micro Devices Inc (a)	455	264,314
Amkor Technology Inc	43	3,708
Applied Materials Inc	271	195,933
Astera Labs Inc (a)	8	3,864
Broadcom Inc	1,306	493,342
Credo Technology Group Holding Ltd (a)	14	3,807
Entegris Inc	26	4,676
GlobalFoundries Inc	86	7,087
Intel Corp (a)	1,311	183,055
Lam Research Corp	442	191,532
Lattice Semiconductor Corp (a)	22	3,365
MACOM Technology Solutions Holdings Inc (a)	9	3,423
Marvell Technology Inc	254	75,664
Micron Technology Inc	310	357,830
MKS Inc	18	8,006
NVIDIA Corp	6,573	1,315,193
Onto Innovation Inc (a)	10	3,785
Qorvo Inc (a)	32	2,985
QUALCOMM Inc	341	63,013
Rambus Inc (a)	28	3,717
Semtech Corp (a)	22	3,561
Teradyne Inc	67	32,417
Texas Instruments Inc	296	88,229
		3,312,506
Software - 7.6%
Appfolio Inc Class A (a)	19	3,047
AppLovin Corp Class A (a)	92	47,401
Atlassian Corp Class A (a)	64	4,979
Bentley Systems Inc Class B	203	6,068
BILL Holdings Inc (a)	74	2,676
Crowdstrike Holdings Inc Class A (a)	88	67,156
Docusign Inc (a)	112	4,975
Dolby Laboratories Inc Class A	54	2,839
Dropbox Inc Class A (a)	223	6,126
Dynatrace Inc (a)	196	8,606
Elastic NV (a)	60	3,421
Gen Digital Inc	887	22,077
Guidewire Software Inc (a)	44	5,414
HubSpot Inc (a)	20	3,650
Manhattan Associates Inc (a)	25	3,481
Microsoft Corp	2,111	787,446
Nutanix Inc Class A (a)	64	3,261
Oracle Corp	510	74,741
Palantir Technologies Inc Class A (a)	685	79,919
Palo Alto Networks Inc (a)	256	87,302
Pegasystems Inc	69	2,068
Procore Technologies Inc (a)	53	2,153
PTC Inc (a)	127	14,428
RingCentral Inc Class A	77	3,001
Rubrik Inc Class A (a)	54	4,335
SailPoint Inc (a)	188	2,752
Samsara Inc Class A (a)	158	5,124
SentinelOne Inc Class A (a)	209	3,547
Strategy Inc Class A (a)	20	1,739
Trimble Inc (a)	326	16,685
UiPath Inc Class A (a)	74	804
Unity Software Inc (a)	115	3,287
Workday Inc Class A (a)	229	28,034
Zoom Communications Inc Class A (a)	71	6,128
Zscaler Inc (a)	55	7,763
		1,326,433
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	4,041	1,169,304
Dell Technologies Inc Class C	104	44,872
Sandisk Corp (a)	41	93,223
Seagate Technology Holdings PLC	68	65,620
Western Digital Corp	109	69,620
		1,442,639
TOTAL INFORMATION TECHNOLOGY		6,590,326
Materials - 2.0%
Chemicals - 1.2%
Ecolab Inc	247	68,817
Linde PLC	225	116,762
RPM International Inc	96	10,670
Westlake Corp	34	2,482
		198,731
Construction Materials - 0.3%
Martin Marietta Materials Inc	101	58,247
Containers & Packaging - 0.3%
Amcor PLC	602	26,097
AptarGroup Inc	60	7,512
Crown Holdings Inc	98	10,958
		44,567
Metals & Mining - 0.2%
Alcoa Corp	56	2,920
Cleveland-Cliffs Inc (a)	134	1,257
Coeur Mining Inc	288	4,700
Commercial Metals Co	49	3,075
Hecla Mining Co	185	2,855
MP Materials Corp (a)	44	2,464
Reliance Inc	33	12,329
Royal Gold Inc	70	13,973
		43,573
TOTAL MATERIALS		345,118
Real Estate - 2.0%
Diversified REITs - 0.0%
WP Carey Inc	122	8,723
Health Care REITs - 0.0%
Omega Healthcare Investors Inc	145	6,913
Industrial REITs - 0.1%
EastGroup Properties Inc	24	4,861
First Industrial Realty Trust Inc	49	3,004
Lineage Inc	78	3,374
Rexford Industrial Realty Inc	53	1,775
		13,014
Real Estate Management & Development - 0.0%
Jones Lang LaSalle Inc (a)	24	7,439
Zillow Group Inc Class A (a)	32	1,004
		8,443
Residential REITs - 1.2%
American Homes 4 Rent Class A	401	13,442
AvalonBay Communities Inc	265	50,003
Equity LifeStyle Properties Inc	196	12,632
Equity Residential	722	49,045
Invitation Homes Inc	1,051	31,751
Sun Communities Inc	100	11,991
UDR Inc	786	31,377
		200,241
Retail REITs - 0.1%
Agree Realty Corp	53	4,013
Brixmor Property Group Inc	250	7,883
NNN REIT Inc	101	4,700
		16,596
Specialized REITs - 0.6%
CubeSmart	217	8,630
Gaming and Leisure Properties Inc	247	10,999
Lamar Advertising Co Class A	81	12,634
VICI Properties Inc	2,186	58,039
		90,302
TOTAL REAL ESTATE		344,232
Utilities - 2.3%
Electric Utilities - 0.9%
Entergy Corp	550	63,173
Exelon Corp	1,366	63,683
FirstEnergy Corp	830	39,458
		166,314
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	38	3,370
UGI Corp	143	4,939
		8,309
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	8	3,074
Multi-Utilities - 1.4%
Ameren Corp	518	58,555
CMS Energy Corp	720	55,080
Consolidated Edison Inc	512	56,643
DTE Energy Co	390	59,424
		229,702
Water Utilities - 0.0%
Essential Utilities Inc	78	2,988
TOTAL UTILITIES		410,387
TOTAL UNITED STATES		17,154,267
TOTAL COMMON STOCKS (Cost $14,625,108)		17,252,698

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Core S&P 500 ETF (Cost $167,323)	234	175,240

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $881,799)	3.69	881,622	881,799

Purchased Options - 0.8%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini SPX Index	Chicago Board Options Exchange	67	5,024,598	665	7/2026	2,043
Mini SPX Index	Chicago Board Options Exchange	62	4,649,628	685	9/2026	35,495
Mini SPX Index	Chicago Board Options Exchange	65	4,874,610	700	8/2026	27,885
Mini SPX Index	Chicago Board Options Exchange	68	5,099,592	450	4/2027	22,440
Mini SPX Index	Chicago Board Options Exchange	55	4,124,670	460	6/2027	25,135
Mini SPX Index	Chicago Board Options Exchange	63	4,724,622	470	5/2027	27,972

						140,970
TOTAL PURCHASED OPTIONS (Cost $331,632)						140,970

TOTAL INVESTMENT IN SECURITIES - 105.1% (Cost $16,005,862)	18,450,707
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(890,638)
NET ASSETS - 100.0%	17,560,069

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,346	7,470,039	6,689,567	1,389	(25)	6	881,799	881,622	0.0%
Total	101,346	7,470,039	6,689,567	1,389	(25)	6	881,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,702,202	1,702,202	-	-
Consumer Discretionary	1,557,867	1,557,867	-	-
Consumer Staples	776,018	776,018	-	-
Energy	460,775	460,775	-	-
Financials	2,065,692	2,065,692	-	-
Health Care	1,468,109	1,468,109	-	-
Industrials	1,500,554	1,500,554	-	-
Information Technology	6,597,318	6,597,318	-	-
Materials	369,544	369,544	-	-
Real Estate	344,232	344,232	-	-
Utilities	410,387	410,387	-	-

Domestic Equity Funds	175,240	175,240	-	-

Money Market Funds	881,799	881,799	-	-

Purchased Options	140,970	140,970	-	-
Total Investments in Securities:	18,450,707	18,450,707	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options	140,970	-
Total Equity Risk	140,970	-
Total Value of Derivatives	140,970	-

(a)Block not created
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $15,124,063)	$17,568,908
Fidelity Central Funds (cost $881,799)	881,799

Total Investment in Securities (cost $16,005,862)		$18,450,707
Receivable for investments sold		425,603
Dividends receivable		8,723
Distributions receivable from Fidelity Central Funds		335
Prepaid expenses		236
Receivable from investment adviser for expense reductions		6,136
Total assets		18,891,740
Liabilities
Payable for investments purchased	$1,278,004
Payable for fund shares redeemed	7,350
Accrued management fee	7,060
Distribution and service plan fees payable	436
Other payables and accrued expenses	38,821
Total liabilities		1,331,671
Net Assets		$17,560,069
Net Assets consist of:
Paid in capital		$15,600,740
Total accumulated earnings (loss)		1,959,329
Net Assets		$17,560,069

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,479,685 ÷ 454,606 shares)		$12.05
Service Class :
Net Asset Value, offering price and redemption price per share ($1,505,884 ÷ 125,000 shares)		$12.05
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,504,616 ÷ 125,000 shares)		$12.04
Investor Class :
Net Asset Value, offering price and redemption price per share ($9,069,884 ÷ 752,761 shares)		$12.05
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$93,787
Income from Fidelity Central Funds		1,389
Total income		95,176
Expenses
Management fee	$41,214
Distribution and service plan fees	2,497
Custodian fees and expenses	5,960
Independent trustees' fees and expenses	2,223
Audit fees	33,424
Legal	238
Miscellaneous	362
Total expenses before reductions	85,918
Expense reductions	(40,709)
Total expenses after reductions		45,209
Net Investment income (loss)		49,967
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(445,285)
Fidelity Central Funds	(25)
Total net realized gain (loss)		(445,310)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,596,214
Fidelity Central Funds	6
Total change in net unrealized appreciation (depreciation)		1,596,220
Net gain (loss)		1,150,910
Net increase (decrease) in net assets resulting from operations		$1,200,877
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,967	$49,591
Net realized gain (loss)	(445,310)	(89,652)
Change in net unrealized appreciation (depreciation)	1,596,220	848,625
Net increase (decrease) in net assets resulting from operations	1,200,877	808,564
Distributions to shareholders	-	(53,366)

Share transactions - net increase (decrease)	1,509,935	14,094,059
Total increase (decrease) in net assets	2,710,812	14,849,257

Net Assets
Beginning of period	14,849,257	-
End of period	$17,560,069	$14,849,257

Financial Highlights
VIP Hedged Equity Portfolio Initial Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.08
Net realized and unrealized gain (loss)	.86	1.12
Total from investment operations	.90	1.20
Distributions from net investment income	-	(.05)
Total distributions	-	(.05)
Net asset value, end of period	$12.05	$11.15
Total Return D,E,F	8.07%	11.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.02% I	1.77% I
Expenses net of fee waivers, if any	.52 % I	.52% I
Expenses net of all reductions, if any	.52% I	.51% I
Net investment income (loss)	.67% I	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,480	$1,394
Portfolio turnover rate J	131 % I	76% I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Hedged Equity Portfolio Service Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.07
Net realized and unrealized gain (loss)	.87	1.12
Total from investment operations	.90	1.19
Distributions from net investment income	-	(.04)
Total distributions	-	(.04)
Net asset value, end of period	$12.05	$11.15
Total Return D,E,F	8.07%	11.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.13% I	1.87% I
Expenses net of fee waivers, if any	.62 % I	.62% I
Expenses net of all reductions, if any	.62% I	.61% I
Net investment income (loss)	.57% I	.68% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,506	$1,394
Portfolio turnover rate J	131 % I	76% I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Hedged Equity Portfolio Service Class 2

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.05
Net realized and unrealized gain (loss)	.87	1.12
Total from investment operations	.89	1.17
Distributions from net investment income	-	(.02)
Total distributions	-	(.02)
Net asset value, end of period	$12.04	$11.15
Total Return D,E,F	7.98%	11.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28% I	2.02% I
Expenses net of fee waivers, if any	.77 % I	.77% I
Expenses net of all reductions, if any	.77% I	.76% I
Net investment income (loss)	.42% I	.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,505	$1,394
Portfolio turnover rate J	131 % I	76% I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Hedged Equity Portfolio Investor Class

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.08
Net realized and unrealized gain (loss)	.86	1.12
Total from investment operations	.90	1.20
Distributions from net investment income	-	(.05)
Total distributions	-	(.05)
Net asset value, end of period	$12.05	$11.15
Total Return D,E,F	8.07%	11.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.07% I	1.55% I
Expenses net of fee waivers, if any	.55 % I	.55% I
Expenses net of all reductions, if any	.55% I	.54% I
Net investment income (loss)	.64% I	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,070	$10,668
Portfolio turnover rate J	131 % I	76% I

AFor the period January 23, 2025 (commencement of operations) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
VIP Hedged Equity Portfolio (the Fund) is a fund of Variable Insurance Products Fund VI (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to option transactions and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,170,115
Gross unrealized depreciation	(917,250)
Net unrealized appreciation (depreciation)	$2,252,865
Tax cost	$16,197,842

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(61,298)
Long-term	(140,644)
Total capital loss carryforward	$(201,942)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded, were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
VIP Hedged Equity Portfolio	Purchased Options	26,844,478

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Hedged Equity Portfolio	11,400,607	10,203,712
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except third-party expenses (including custody, audit and registration fees), the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Initial Class	.50%
Service Class	.50%
Service Class 2.50%
Investor Class	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$714
Service Class 2	1,783
$2,497

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Hedged Equity Portfolio	763,703	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
VIP Hedged Equity Portfolio	9
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Initial Class	.52%	11,181
Service Class	.62%	3,632
Service Class 2.77%		3,631
Investor Class	.55%	22,265
		40,709
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Hedged Equity Portfolio
Distributions to shareholders
Initial Class	$ -	$5,750
Service Class	-	4,500
Service Class 2	-	2,625
Investor Class	-	40,491
Total	$ -	$53,366

A For the period January 23, 2025 (commencement of operations) through December 31, 2025.
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025 A	Six months ended June 30, 2026	Year ended December 31, 2025 A
VIP Hedged Equity Portfolio
Initial Class
Shares sold	329,606	125,000	$3,685,000	$1,250,000
Net increase (decrease)	329,606	125,000	$3,685,000	$1,250,000
Service Class
Shares sold	-	125,000	$ -	$1,250,000
Net increase (decrease)	-	125,000	$-	$1,250,000
Service Class 2
Shares sold	-	125,000	$ -	$1,250,000
Shares redeemed	-	-	-	-
Net increase (decrease)	-	125,000	$-	$1,250,000
Investor Class
Shares sold	312,446	998,282	$3,605,506	$10,799,062
Reinvestment of distributions	-	3,091	-	34,741
Shares redeemed	(516,505)	(44,553)	(5,780,571)	(489,744)
Net increase (decrease)	(204,059)	956,820	$(2,175,065)	$10,344,059

A For the period January 23, 2025 (commencement of operations) through December 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Hedged Equity Portfolio	77	1	23
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911020.101
VHEI-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund VI’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund VI’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund VI

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026